UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:    28-16
                    -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Brian E. Franc
Title:            Senior Vice President and Chief Compliance Officer
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc      Chicago, Illinois    2/10/10
-------------------     ------------------   --------
     (Signature)            City/State)       (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name
---------------------    -------------------------------------
028-01190                Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             44

Form 13F Information Table Value Total:    $ 10,605,221
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
                                            ----

                                                    FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                            31-Dec-09
                                                                                                           Voting Authority
                                                                                                      --------------------------
                                                         Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                  Title of class CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn Mgrs  Sole       Shared None
-----------------------------   -------------- --------- ---------- ---------- --- ---- ------- ----- ---------- ------ ---------
ACE Ltd.                        SHS            H0023R105     43,425    861,610 SH       Sole             800,610           61,000
Accenture Ltd.                  SHS CLASS A    G1151C101    175,663  4,232,850 SH       Sole           3,959,950          272,900
Aon Corp.                       COM            037389103    213,289  5,563,103 SH       Sole           5,207,503          355,600
BB&T Corp.                      COM            054937107    233,945  9,221,338 SH       Sole           8,636,488          584,850
BCE Inc.                        COM NEW        05534B760    106,877  3,870,950 SH       Sole           3,348,450          522,500
BP PLC                          SPONSORED ADR  055622104     91,236  1,573,850 SH       Sole           1,288,550          285,300
Barrick Gold Corp.              COM            067901108     29,594    751,500 SH       Sole             503,150          248,350
CSX Corp.                       COM            126408103    396,583  8,178,651 SH       Sole           7,673,801          504,850
Capital One Financial Corp.     COM            14040H105    233,010  6,077,470 SH       Sole           5,716,320          361,150
Caterpillar Inc.                COM            149123101    363,413  6,376,791 SH       Sole           5,989,891          386,900
Chevron Corp.                   COM            166764100    159,839  2,076,100 SH       Sole           1,852,100          224,000
Coca Cola Co.                   COM            191216100     88,120  1,545,960 SH       Sole           1,388,160          157,800
Corning Inc.                    COM            219350105    214,074 11,086,150 SH       Sole          10,403,200          682,950
Covidien PLC                    SHS            G2554F105    324,521  6,776,385 SH       Sole           6,348,885          427,500
Credit Suisse Group             SPONSORED ADR  225401108     25,612    521,000 SH       Sole             374,000          147,000
Cummins Inc.                    COM            231021106    176,942  3,858,307 SH       Sole           3,621,607          236,700
Davita Inc.                     COM            23918K108     31,129    529,950 SH       Sole             492,450           37,500
Du Pont (E.I.) de Nemours & Co. COM            263534109    129,090  3,833,969 SH       Sole           3,414,369          419,600
Halliburton Co.                 COM            406216101    378,648 12,583,848 SH       Sole          11,852,454          731,394
Hewlett-Packard Co.             COM            428236103    350,680  6,808,001 SH       Sole           6,378,701          429,300
Honeywell International Inc.    COM            438516106    401,484 10,241,951 SH       Sole           9,616,501          625,450
Intel Corp.                     COM            458140100    366,929 17,986,712 SH       Sole          16,873,862        1,112,850
Intercontinental Hotels Group   SPONS ADR NEW  45857P301      6,187    430,584 SH       Sole             430,584
JPMorgan Chase & Co.            COM            46625H100    360,443  8,649,945 SH       Sole           8,096,945          553,000
Johnson Controls Inc.           COM            478366107    247,657  9,091,660 SH       Sole           8,536,960          554,700
Lockheed Martin Corp.           COM            539830109     41,039    544,650 SH       Sole             510,100           34,550
Lowe's Cos Inc.                 COM            548661107    418,030 17,872,159 SH       Sole          16,724,759        1,147,400
Marathon Oil Corp.              COM            565849106    295,268  9,457,666 SH       Sole           8,887,516          570,150
Masco Corp.                     COM            574599106     35,267  2,553,700 SH       Sole           2,374,050          179,650
McDonald's Corp.                COM            580135101     43,511    696,850 SH       Sole             647,450           49,400
Merck & Co. Inc.                COM            58933Y105    407,745 11,158,868 SH       Sole          10,466,224          692,644
Molson Coors Brewing Co.        CL B           60871R209     61,897  1,370,610 SH       Sole           1,263,810          106,800
Newmont Mining Corp.            COM            651639106    335,542  7,092,405 SH       Sole           6,666,305          426,100
Occidental Petroleum Corp.      COM            674599105    334,409  4,110,738 SH       Sole           3,858,588          252,150
Pepsico Inc.                    COM            713448108    517,506  8,511,614 SH       Sole           7,975,719          535,895
Pfizer Inc.                     COM            717081103    509,929 28,033,457 SH       Sole          26,367,307        1,666,150
Sanofi-Aventis ADR              SPONSORED ADR  80105N105    390,552  9,945,300 SH       Sole           9,303,650          641,650
Texas Instruments Inc.          COM            882508104    405,295 15,552,388 SH       Sole          14,600,088          952,300
Textron Inc.                    COM            883203101     92,487  4,916,885 SH       Sole           4,635,785          281,100
Toyota Motor Corp.              SP ADR REP2COM 892331307     53,458    635,200 SH       Sole             464,050          171,150
U.S. Bancorp                    COM NEW        902973304    377,090 16,752,100 SH       Sole          15,693,400        1,058,700
Viacom Inc.                     CL B           92553P201    351,179 11,812,279 SH       Sole          11,060,729          751,550
Vodafone Group PLC              SPONS ADR NEW  92857W209    422,424 18,294,658 SH       Sole          16,672,958        1,621,700
Wells Fargo & Co.               COM            949746101    364,203 13,494,012 SH       Sole          12,635,862          858,150
REPORT SUMMARY                                 44        10,605,221